Note 9 - Exploration and Evaluation Assets - Components of Exploration and Evaluation Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Balance, beginning of year	$ 52,637
Total Project cost	80,118	$ 52,637
Deer Trail [member]
Statement Line Items [Line Items]
Option and other payments	200	275
Total acquisition costs	200	275
Drilling and geotechnical	8,905	5,854
Camp and site costs	401	875
Land taxes and government fees	239	213
Legal, community and other consultation costs	357	343
Travel	182	190
Total for the year	10,284	7,750
Balance, beginning of year	27,315	19,565
Total Project cost	37,599	27,315
Larder Project in Ontario [Member]
Statement Line Items [Line Items]
Total acquisition costs	3,802	0
Drilling and geotechnical	10,896	6,357
Camp and site costs	1,773	772
Land taxes and government fees	40	43
Legal, community and other consultation costs	535	347
Travel	151	109
Total for the year	17,197	7,628
Balance, beginning of year	25,322	17,694
Total Project cost	42,519	25,322
Acquisition of exploration property	$ 3,802	$ 0